Fair value of financial instruments - Disclosure of assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Trading portfolio assets	£ 174,605	£ 133,813
Financial assets at fair value through the income statement	206,651	213,568
Derivative financial assets	256,836	302,380
Financial assets at fair value through other comprehensive income	71,836	65,062
Liabilities
Trading portfolio liabilities	(58,669)	(72,924)
Financial liabilities designated at fair value	(297,539)	(271,637)
Derivative financial liabilities	(250,044)	(289,620)
Fair value
Assets
Trading portfolio assets	174,605	133,813
Financial assets at fair value through the income statement	206,651	213,568
Derivative financial assets	256,836	302,380
Financial assets at fair value through other comprehensive income	71,836	65,062
Investment property	2	5
Total assets	709,930	714,828
Liabilities
Trading portfolio liabilities	(58,669)	(72,924)
Financial liabilities designated at fair value	(297,539)	(271,637)
Derivative financial liabilities	(250,044)	(289,620)
Total liabilities	(606,252)	(634,181)
Level 1 | Fair value
Assets
Trading portfolio assets	94,658	62,478
Financial assets at fair value through the income statement	5,831	5,720
Derivative financial assets	107	10,054
Financial assets at fair value through other comprehensive income	30,247	20,704
Investment property	0	0
Total assets	130,843	98,956
Liabilities
Trading portfolio liabilities	(29,274)	(44,128)
Financial liabilities designated at fair value	(117)	(133)
Derivative financial liabilities	(81)	(10,823)
Total liabilities	(29,472)	(55,084)
Level 2 | Fair value
Assets
Trading portfolio assets	73,438	64,855
Financial assets at fair value through the income statement	192,571	198,723
Derivative financial assets	253,189	287,152
Financial assets at fair value through other comprehensive income	40,511	44,347
Investment property	0	0
Total assets	559,709	595,077
Liabilities
Trading portfolio liabilities	(29,027)	(28,740)
Financial liabilities designated at fair value	(296,200)	(270,454)
Derivative financial liabilities	(245,310)	(272,434)
Total liabilities	(570,537)	(571,628)
Level 3
Assets
Total assets	19,378	20,795
Liabilities
Total liabilities	(6,243)	(7,469)
Level 3 | Fair value
Assets
Trading portfolio assets	6,509	6,480
Financial assets at fair value through the income statement	8,249	9,125
Derivative financial assets	3,540	5,174
Financial assets at fair value through other comprehensive income	1,078	11
Investment property	2	5
Total assets	19,378	20,795
Liabilities
Trading portfolio liabilities	(368)	(56)
Financial liabilities designated at fair value	(1,222)	(1,050)
Derivative financial liabilities	(4,653)	(6,363)
Total liabilities	£ (6,243)	£ (7,469)